Note 1 - Nature of the Business	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Nature of Operations [Text Block]
1.	Nature of the business

BeyondSpring Inc. (the “Company”) was incorporated in the Cayman Islands on November 21, 2014. The Company and its subsidiaries (collectively, the “Group”) are principally engaged in clinical stage biopharmaceutical activities focused on the development of innovative cancer therapies. The Company is under the control of Mr. Linqing Jia and Dr. Lan Huang as a couple (collectively, the “Founders”) since its incorporation.

On March 14, 2017, the Company completed its initial public offering (“IPO”) on the NASDAQ Capital Market.

On May 21, 2019, the Company entered into a sales agreement with Jefferies LLC (“Jefferies”) to act as an agent in selling the Company’s ordinary shares in an at-the-market (“ATM”) offering program. As of December 31, 2021, the Company received aggregate gross proceeds of $13,185 on 630,228 ordinary shares sold in respect thereof.

On June 14, 2019 and July 3, 2019, certain investors led by Shenzhen Efung 9th Venture Investment Center (Limited Partnership) (“Efung Capital”) entered into investment agreements with Dalian Wanchunbulin Pharmaceuticals Ltd. (“Wanchunbulin”), a subsidiary of the Company, to invest $14,537 (RMB100,000) for a total of 4.76% equity interest of Wanchunbulin. As of December 31, 2021, the Company received aggregate gross proceeds of $10,083 (RMB70,000) from this equity financing.

On June 25, 2019, SEED Therapeutics Inc. (“SEED”) was incorporated in the British Virgin Islands (“BVI”) as a subsidiary of the Company.

In July 2019, the Company completed a public offering of the issuance of 2,058,825 ordinary shares of the Company at $17.00 per share for gross proceeds of $35,000.

In October and November 2019, the Company completed a public offering of the issuance of 1,908,996 ordinary shares of the Company at $13.50 per share for gross proceeds of $25,771.

On December 9, 2019, SEED Technology Limited (“SEED Technology”) was incorporated in the BVI as a wholly owned subsidiary of Wanchunbulin.

In June 2020, the Company completed a public offering of the issuance of 2,219,500 ordinary shares of the Company at $13.00 per share for gross proceeds of $28,854.

On June 18, 2020, the Company entered into a share subscription agreement for the sale of an aggregate of 384,615 ordinary shares at $13.00 per share in a private placement transaction (the “Private Placement”). Gross proceeds of $5,000 was received in July 2020.

In November 2020, the Company completed a public offering of the issuance of 8,625,000 ordinary shares of the Company at $10.00 per share for gross proceeds of $86,250.

On November 25, 2020, SEED Therapeutics US, Inc. (“SEED US”) was incorporated in the United States (the U.S.) as a wholly owned subsidiary of SEED.

As of December 31, 2021, the subsidiaries of the Company are as follows:

Name of company	Place of incorporation	Date of incorporation	Percentage of ownership by the Company	Principal activities
BeyondSpring Pharmaceuticals Inc. (“BeyondSpring US”)	Delaware, U.S.	June 18, 2013	100%	Clinical trial activities

BeyondSpring Ltd.	BVI	December 3, 2014	100%	Holding company

BeyondSpring (HK) Limited (“BeyondSpring HK”)	Hong Kong	January 13, 2015	100%	Holding company

Wanchun Biotechnology Limited (“BVI Biotech”)	BVI	April 1, 2015	100%	Holding company

Wanchun Biotechnology (Shenzhen) Ltd. (“Wanchun Shenzhen”)	PRC	April 23, 2015	100%	Holding company

Dalian Wanchunbulin Pharmaceuticals Ltd. (“Wanchunbulin”)	PRC	May 6, 2015	57.97%	Clinical trial activities

BeyondSpring Pharmaceuticals Australia PTY Ltd. (“BeyondSpring Australia”)	Australia	March 3, 2016	100%	Clinical trial activities

Beijing Wanchun Pharmaceutical Technology Ltd. (“Beijing Wanchun”)	PRC	May 21, 2018	57.97%	Holding company

Name of company	Place of incorporation	Date of incorporation	Percentage of ownership by the Company	Principal activities
SEED Therapeutics Inc. (“SEED”)	BVI	June 25, 2019	58.97%	Pre-clinical development activities

SEED Technology Limited (“SEED Technology”)	BVI	December 9, 2019	57.97%	Holding company

SEED Therapeutics US, Inc. (“SEED US”)	Delaware, U.S.	November 25, 2020	58.97%	Pre-clinical development activities